Organization and principal activities (Details)	Jan. 16, 2024 $ / shares shares	Dec. 15, 2023 $ / shares shares	Dec. 30, 2021 shares	Dec. 22, 2015 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 17, 2023	Nov. 16, 2023	Jun. 29, 2022	Apr. 26, 2021 $ / shares shares
Organization and principal activities
Ordinary shares, shares authorized					500,000,000,000	500,000,000,000				95,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0000001	$ 0.0000001				$ 0.0000001
ZKH Industrial Supply
Organization and principal activities
Ownership interest (as a percent)					100.00%
ZKH Hong Kong Limited | ZKH Industrial Supply
Organization and principal activities
Ownership interest (as a percent)									100.00%
Ordinary shares
Organization and principal activities
Shares issued			1,161,080,000
Series Seed Preferred Shares
Organization and principal activities
Shares issued			57,541,800	111,110,000
Public per share | ¥ / shares				¥ 0.18
Conversion ratio					1
Series A Preferred Shares
Organization and principal activities
Shares issued			58,480,000
Series A+ Preferred Shares
Organization and principal activities
Shares issued			84,480,000
Series B Preferred Shares
Organization and principal activities
Shares issued			734,209,000
Series B+ Preferred Shares
Organization and principal activities
Shares issued			277,730,000
Series C1 Preferred Shares
Organization and principal activities
Shares issued			604,820,600
Series C2 Preferred Shares
Organization and principal activities
Shares issued			372,859,000
Series D1 Preferred Shares
Organization and principal activities
Shares issued			705,523,600
Series D2 Preferred Shares
Organization and principal activities
Shares issued			105,302,000
Series E Preferred Shares
Organization and principal activities
Shares issued			803,222,500
ADS | IPO
Organization and principal activities
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0000001
Shares issued		4,000,000
Public per share | $ / shares		$ 15.5
ADS | Overallotment
Organization and principal activities
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0000001
Shares issued	455,000
Public per share | $ / shares	$ 15.5
Class A Ordinary Shares | IPO
Organization and principal activities
Shares issued		140,000,000
Class A Ordinary Shares | Overallotment
Organization and principal activities
Shares issued	15,925,000
Convertible redeemable preferred shares other than series F
Organization and principal activities
Number of shares converted		3,746,626,700
Conversion ratio		1
Series F Preferred Shares
Organization and principal activities
Number of shares converted		392,013,413
Conversion ratio		1.3169					1.3169	1